CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR
Net income before noncontrolling interest	$ 694.6	43,006.6	34,517.4
Foreign currency translation reserve:
Net unrealized gain (loss) arising during the period	1.2	73.8	275.8
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (9,095.5) and Rs.3,675.3, respectively]	115.3	7,138.0	(17,676.7)
Reclassification adjustment for net (gain)/ loss included in net income [net of tax Rs. (164.2) and Rs. 100.4, respectively]	3.1	194.9	(318.9)
Other comprehensive income, net of tax	119.6	7,406.7	(17,719.8)
Total comprehensive income	814.2	50,413.3	16,797.6
Less: Comprehensive income attributable to noncontrolling interest	0.5	30.1	5.8
Comprehensive income attributable to shareholders of HDFC Bank Limited	$ 813.7	50,383.2	16,791.8